Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository corporation coverage	$ 250,000	$ 250,000
Net tangible assets	$ 5,000,001	$ 5,000,001
Aggregate of ordinary shares		19,525,000
Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of ordinary shares	19,525,000
Class A Ordinary Shares [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption	34,500,000	34,500,000	34,500,000